S000011202 [Member] Investment Objectives and Goals - Dodge & Cox Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Dodge & Cox Stock Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks long-term growth of principal and income.
Objective, Secondary [Text Block]	A secondary objective is to achieve a reasonable current income.